Stock Options and Awards - Schedule of Stock Option Activity (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Shares, Outstanding, Beginning	1,013,280	348,105
Number of Shares, Granted	287,286	694,126
Number of Shares, Exercised
Number of Shares, Forfeited	(36,454)	(28,951)
Number of Shares, Outstanding, Ending balance	1,264,112	1,013,280
Number of Shares, Vested and exercisable	553,250	229,162
Number of Shares, Unvested and non-exercisable	710,862	784,118
Weighted Average Strike Price/Share, Outstanding, Beginning balance	$ 4.60	$ 5.94
Weighted Average Strike Price/Share, Granted	2.79	4.01
Weighted Average Strike Price/Share, Exercised
Weighted Average Strike Price/Share, Forfeited	5.85	6.60
Weighted Average Strike Price/Share, Outstanding, Ending balance	4.15	4.60
Weighted Average Strike Price/Share, Vested and exercisable	4.54	6.32
Weighted Average Strike Price/Share, Unvested and non-exercisable	$ 3.85	$ 4.10
Weighted Average Remaining Contractual Term (Years), Outstanding Beginning	2 years 7 months 17 days	2 years 4 months 20 days
Weighted Average Remaining Contractual Term (Years), Granted	4 years 10 months 3 days	3 years 4 months 17 days
Weighted Average Remaining Contractual Term (Years), Outstanding Ending	2 years 2 months 12 days	2 years 7 months 17 days
Weighted Average Remaining Contractual Term (Years), Vested and exercisable	2 years 15 days	1 year 8 months 5 days
Weighted Average Remaining Contractual Term (Years), Unvested and non-exercisable	2 years 9 months 14 days	2 years 11 months 23 days
Aggregate Intrinsic Value, Outstanding, Beginning
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, Outstanding, Ending
Aggregate Intrinsic Value, Vested and exercisable
Aggregate Intrinsic Value, Unvested and non-exercisable
Weighted Average Grant Date Fair Value, Granted	$ 1.24	$ 1.14
Weighted Average Grant Date Fair Value, Forfeited	4.60	2.79
Weighted Average Grant Date Fair Value, Vested and exercisable	2.95	3.96
Weighted Average Grant Date Fair Value, Unvested and non-exercisable	$ 2.88	$ 2.79